Key Management Personnel Disclosures	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Key Management Personnel Disclosures
NOTE 23. KEY MANAGEMENT PERSONNEL DISCLOSURES
(a) Directors and key management personnel compensation

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$	June 30, 2021 A$
Short-term employee benefits	1,471,671	1,341,126	1,399,536
Long-term employee benefits	11,967	13,091	9,059
Post-employment benefits	54,548	47,611	157,001
Share-based payments	1,380,074	1,110,757	1,278,490

	2,918,260	2,512,585	2,844,086

(b) Equity instrument disclosures relating to key management personnel
(i) Options provided as remuneration and shares issued on exercise of such options
There were no options provided as remuneration during the fiscal years June 30, 2023, June 30, 2022 and June 30, 2021.
(ii) Shareholding
The numbers of shares in the company held during the year by each director of and other key management personnel of the Group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation. On November 5, 2019, there was a 10 to 1 share consolidation. The number of shares in the fiscal years 2023, 2022 and 2021 tables below are prepared on post share consolidation basis.

		Received during the
	Balance at start	fiscal year	Received during the	Other changes	Balance at end
	of the	on exercise of	fiscal year on the	during the	of the
June 30, 2023	fiscal year	performance rights	exercise of options	fiscal year #	fiscal year
Ordinary shares
Dr Russell Howard	1,000,000	113,207	—	—	1,113,207
Mr Pete Meyers	2,274,395	500,000	—	—	2,774,395
Mr Marc Voigt	8,847,445	2,400,000	—	—	11,247,445
Dr Frédéric Triebel	7,753,764	900,000	—	—	8,653,764
Ms Lucy Turnbull	3,284,126	92,966	—	(3,377,092)*	—
Ms Lis Boyce	—	—	—		—
Ms Deanne Miller	2,767,305	600,000	—	(100,000)	3,267,305

Total ordinary shares	25,927,035	4,606,173	—	(3,477,092)	27,056,116

ADSs			—
Mr Marc Voigt	45	—	—	—	45
Dr Frédéric Triebel	17,061	—	—	—	17,061
Total ADSs	17,106	—	—	—	17,106

#	Other changes during the year includes on market acquisitions and/or disposals
*	This change during the year represents derecognition due to the cessation of the director’s position

		Received during the
	Balance at start	fiscal year	Received during the	Other changes		Balance at end
	of the	on exercise of	fiscal year on the	during the		of the
June 30, 2022	fiscal year	performance rights	exercise of options	fiscal year #		fiscal year
Ordinary shares
Dr Russell Howard	750,000	250,000	—	—		1,000,000
Mr Pete Meyers	1,774,395	500,000	—	—		2,274,395
Mr Marc Voigt	8,847,445	—	—	—		8,847,445
Mr Grant Chamberlain	1,728,023	450,000	—	(2,178,023	)*	—
Ms Lucy Turnbull	—	—	—	3,284,126	**	3,284,126
Ms Deanne Miller	2,963,892	600,000	—	(796,587)		2,767,305
Dr Frédéric Triebel	6,853,764	900,000	—	—		7,753,764

Total ordinary shares	22,917,519	2,700,000	—	309,516		25,927,035

ADSs
Mr Marc Voigt	45	—	—	—		45
Dr Frédéric Triebel	—	17,061	—	—		17,061
Total ADSs	45	17,061	—	—		17,106

#	Other changes during the year includes on market acquisitions and/or disposals
*	This change during the year represents derecognition due to the cessation of the director’s position
**
This change during the year represents Ms Lucy Turnbull’s shareholding before she became director on February 25, 2022. The shareholding includes 2,981,626 shares held directly and 302,500 shares held indirectly.

		Received during the
	Balance at start	fiscal year	Received during the	Other changes	Balance at end
	of the	on exercise of	fiscal year on the	during the	of the
June 30, 2021	fiscal year	performance rights	exercise of options	fiscal year *	fiscal year
Ordinary shares
Dr Russell Howard	500,000	250,000	—	—	750,000
Mr Pete Meyers	1,500,758	273,637	—	—	1,774,395
Mr Marc Voigt	7,647,445	1,200,000	—	—	8,847,445
Mr Grant Chamberlain	1,301,369	426,654	—	—	1,728,023
Ms Deanne Miller	3,003,892	600,000	—	(640,000)	2,963,892
Dr Frédéric Triebel	5,953,764	900,000	—	—	6,853,764

Total ordinary shares	19,907,228	3,650,291	—	(640,000)	22,917,519

ADSs
Mr Marc Voigt	45				45
Total ADSs	45				45

*	Other changes during the year include the shares acquired via the Entitlements Offer, on market acquisition and disposals.

(iii) Option holdings
There were no options holdings held and no movements during the fiscal years 2023, 2022 and 2021.
(iv) Performance rights holdings
The number of performance rights over ordinary shares in the parent entity held during the year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below. On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights in the fiscal years 2023, 2022 and 2021 tables below are prepared on post share consolidation basis.

						Balance at
	Balance at					end
	start of			Other		of the	Vested and
June 30, 2023	the fiscal year	Granted	Exercised	Changes		fiscal year	exercisable	Unvested
Performance Rights over ordinary shares
Dr. Russell Howard	339,621	—	(113,207)	—		226,414	—	226,414
Mr. Pete Meyers	1,000,000	1,166,667	(500,000)	—		1,666,667	—	1,666,667
Mr Marc Voigt	6,000,000	—	(2,400,000)	—		3,600,000	—	3,600,000
Dr. Frédéric Triebel	3,600,000	—	(900,000)	—		2,700,000	—	2,700,000
Ms Lucy Turnbull	—	457,832	(92,966)	(364,866	)*	—	—	—
Ms Lis Boyce	—	—	—	—		—	—	—
Ms Deanne Miller	2,400,000	—	(600,000)	—		1,800,000	—	1,800,000

	13,339,621	1,624,499	(4,606,173)	(364,866)		9,993,081	—	9,993,081

*	The change during the year represents derecognition due to the cessation of the director’s position.

						Balance at
	Balance at					end
	start of			Other		of the	Vested and
June 30, 2022	the fiscal year	Granted	Exercised	Changes		fiscal year	exercisable	Unvested
Performance Rights over ordinary shares
Dr. Russell Howard	250,000	339,621	(250,000)	—		339,621	—	339,621
Mr. Pete Meyers	1,500,000	—	(500,000)	—		1,000,000	—	1,000,000
Mr. Marc Voigt	2,400,000	3,600,000	—	—		6,000,000	1,200,000	4,800,000
Mr Grant Chamberlain	1,350,000	—	(450,000)	(900,000	)*	—	—	—
Ms. Deanne Miller	1,200,000	1,800,000	(600,000)	—		2,400,000	—	2,400,000
Dr. Frédéric Triebel	1,800,000	2,700,000	(900,000)	—		3,600,000	—	3,600,000

	8,500,000	8,439,621	(2,700,000)	(900,000)		13,339,621	1,200,000	12,139,621

*	The change during the year represents derecognition due to the cessation of the director’s position.

June 30, 2021	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	500,000	—	(250,000)	—	250,000	—	250,000
Mr. Pete Meyers	1,773,637	—	(273,637)	—	1,500,000	—	1,500,000
Mr. Marc Voigt	3,600,000	—	(1,200,000)	—	2,400,000	—	2,400,000
Mr Grant Chamberlain	426,654	1,350,000	(426,654)	—	1,350,000	—	1,350,000
Ms. Deanne Miller	1,800,000	—	(600,000)	—	1,200,000	—	1,200,000
Dr. Frédéric Triebel	2,700,000	—	(900,000)	—	1,800,000	—	1,800,000

	10,800,291	1,350,000	(3,650,291)	—	8,500,000	—	8,500,000